Inx Token Warrant Liability	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrant Liability [Abstract]
INX TOKEN WARRANT LIABILITY

NOTE 7: - INX TOKEN WARRANT LIABILITY

a.	Composition

	Year ended December 31,
	2021	2020
Obligation to issue INX Tokens to early investors	$-	$318
Warrants granted to employees and service providers	9,814	3,931

	$9,814	$4,249

b.	As part of equity financing agreements that took place in 2018, the Company has obligated to issue to the investors a number of INX tokens that will be determined pursuant to the results of the Offering. The Company have accounted for these obligations as derivative liabilities.

As of December 31, 2021, the Company issued to the investors an additional 769,999 INX Tokens. As of December 31, 2021, and 2020, the fair value of the related derivative liability, which was determined based on management’s assessment of the number of INX Tokens to be provided, amounted to $0 and$318, respectively.

c.	Warrants granted to employees and service providers:

As of December 31, 2021, the Company has granted to directors, employees and service providers, the warrant to purchase INX Tokens upon completion of the terms set in each warrant.

The following table lists the inputs to the Black-Scholes pricing model used for the fair value measurement of INX Tokens warrants:

Expected volatility of the token prices (%)	63% - 99%
Risk-free interest rate (%)	0.19% - 1.52%
Expected life of warrant (years*)	0.25 - 4
Exercise price	$0.01 - $2.11

*)	INX Token warrant granted with no expiration date were valued as the INX Token fair value.

The liability for INX Token warrants to employees and service providers is presented at fair value based on the above inputs. The level in the fair value hierarchy is level 3. Token based compensation expenses in the years ended December 31, 2021, and 2020 amounted to $19,801 and $3,933, respectively.

d.	Movement during the year:

The following table presents the changes in the number of INX Tokens warrants and their weighted average exercise prices:

	2021		2020
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Tokens warrants outstanding at beginning of year	5,906,083	0.066	5,086,250	$0.016
INX Token warrants granted during the year	8,685,071	0.292	1,084,833	$0.286
Forfeited during the year	(512,933)	0.270
Exercised during the year (INX Token issued)	(8,437,360)	0.129	(265,000)	0.01

INX Token warrants outstanding at the end of year	5,640,861	0.52	5,906,083	$0.067

INX Token warrants exercisable at end of year (*)	3,947,861	0.13	398,762	$0.080